Leases, Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 173
2024	154
2025	154
2026	140
2027	129
Thereafter	873
Total lease payments	1,623
Less: Imputed Interest	(329)
Total operating leases	$ 1,294	$ 1,195